Share-Based Compensation Plans - Schedule of Activity in Employee Stock Option Plan (ESOS) (Detail) - Vedanta Limited Employee Stock Option Scheme 2016 [member]	12 Months Ended
	Mar. 31, 2021 shares		Mar. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance	38,374,799		29,435,243
Options granted during the year	13,591,112		18,751,330
Options transferred from Parent/ fellow subsidiaries			211,170
Options forfeited/lapsed during the year	10,710,350		9,402,503
Options exercised during the year	2,196,684	[1]	620,441	[1]
Options outstanding, Ending balance	39,058,877		38,374,799
Options exercisable	376,940		1,068,516
December 15, 2019 - June 14, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	December 15, 2019-June 14, 2020		December 15, 2019-June 14, 2020
Options outstanding, Beginning balance	1,068,516		6,508,226
Options forfeited/lapsed during the year	8,648		4,819,269
Options exercised during the year	1,059,868	[1]	620,441	[1]
Options outstanding, Ending balance			1,068,516
Options exercisable			1,068,516
September 1, 2020 - February 28, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	September 1, 2020-February 28, 2021		September 1, 2020-February 28, 2021
Options outstanding, Beginning balance	7,027,925		8,274,393
Options forfeited/lapsed during the year	5,514,169		1,246,468
Options exercised during the year	1,136,816	[1]
Options outstanding, Ending balance	376,940		7,027,925
Options exercisable	376,940
October 16, 2020 - April 15, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	October 16, 2020-April 15, 2021		October 16, 2020-April 15, 2021
Options outstanding, Beginning balance	11,126		11,126
Options forfeited/lapsed during the year	11,126
Options outstanding, Ending balance			11,126
November 1, 2020 - April 30, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 1, 2020-April 30, 2021		November 1, 2020-April 30, 2021
Options outstanding, Beginning balance	11,420,046		27,638
Options forfeited/lapsed during the year	1,507,806		27,638
Options outstanding, Ending balance	9,912,240		11,420,046
November 1, 2020 - April 30, 2021 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	Cash settled
Options outstanding, Beginning balance	1,069,156
Options forfeited/lapsed during the year	340,300
Options outstanding, Ending balance	728,856		1,069,156
November 1, 2021 - April 30, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period			November 1, 2021-April 30, 2022
Options outstanding, Beginning balance	11,420,046		13,566,200
Options granted during the year	12,711,112		16,713,640
Options forfeited/lapsed during the year			2,146,154
Options outstanding, Ending balance			11,420,046
November 1, 2021-April 30, 2022 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period			Cash settled
Options outstanding, Beginning balance	1,069,156		1,047,660
Options granted during the year	880,000		2,037,690
Options transferred from Parent/ fellow subsidiaries			211,170
Options forfeited/lapsed during the year			189,674
Options outstanding, Ending balance			1,069,156
November 29, 2022-May 28, 2023[member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 29, 2022-May 28, 2023		November 29, 2022-May 28, 2023
Options outstanding, Beginning balance	15,881,330
Options granted during the year			16,713,640
Options forfeited/lapsed during the year	2,309,052		832,310
Options outstanding, Ending balance	13,572,278		15,881,330
November 29, 2022-May 28, 2023 (Cash Settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	Cash settled		Cash settled
Options outstanding, Beginning balance	1,896,700
Options granted during the year			2,037,690
Options forfeited/lapsed during the year	1,019,249		140,990
Options outstanding, Ending balance	877,451		1,896,700
November 06, 2023-May 05, 2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	November 06, 2023 - May 05, 2024
Options granted during the year	12,711,112
Options outstanding, Ending balance	12,711,112
November 06, 2023-May 05, 2024 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excerise Period	Cash settled
Options granted during the year	880,000
Options outstanding, Ending balance	880,000

[1]	excludes 58,420 options exercised during the year regarding which the transaction could not be completed before March 31, 2020 and hence, the corresponding shares were held by the Group.